Leases (Details) - Schedule of supplemental balance sheet information related to operating lease - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of supplemental balance sheet information related to operating lease [Abstract]
Right-of-use assets	$ 1,298	$ 1,689
Lease liabilities current	291	385
Lease liabilities non-current	1,127	1,386
Total operating lease liabilities	$ 1,418	$ 1,771